Goodwill and Intangible Assets - Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Intangible Assets [Abstract]
Gross Carrying Value	$ 14,918	$ 17,397
Accumulated Amortization	10,306	11,823
Net Carrying Value	4,612	5,574
Purchased credit card relationships
Intangible Assets [Abstract]
Gross Carrying Value	5,504	6,160
Accumulated Amortization	4,527	4,849
Net Carrying Value	977	1,311
Core deposit intangibles
Intangible Assets [Abstract]
Gross Carrying Value	1,779	3,592
Accumulated Amortization	1,382	3,055
Net Carrying Value	397	537
Customer relationships
Intangible Assets [Abstract]
Gross Carrying Value	4,025	4,025
Accumulated Amortization	2,648	2,281
Net Carrying Value	1,377	1,744
Affinity relationships
Intangible Assets [Abstract]
Gross Carrying Value	1,565	1,575
Accumulated Amortization	1,283	1,197
Net Carrying Value	282	378
Other intangibles
Intangible Assets [Abstract]
Gross Carrying Value	2,045	2,045
Accumulated Amortization	466	441
Net Carrying Value	$ 1,579	$ 1,604